CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Operating activities
Net loss	$ (161,908)	$ (22,885)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense	4,230	427
Loss on issuance of convertible loans	44,242
Loss on disposal of property and equipment	(4)
Depreciation and amortization	3,263	3,297
Non-cash loss (gain) on foreign currency remeasurement	527	(51)
Changes in fair value of advanced subscription agreements	6,477	(693)
Changes in fair value of derivative liability	58,253	3,138
Changes in operating assets and liabilities:
Accounts receivable	(244)	(217)
Prepaid expenses and other current assets	3,662	(65)
Accounts payable	5,171	1,424
Accrued expenses and other liabilities	6,404	(631)
Net cash used in operating activities	(29,927)	(16,256)
Investing activities
Purchases of property and equipment	(482)	(58)
Development of internal software	(2,136)	(1,965)
Net cash used in investing activities	(2,618)	(2,023)
Financing activities
Proceeds from issuance of ordinary shares, net of issuance costs		1,004
Proceeds from issuance of advanced subscription agreements, net of issuance costs		349
Proceeds from issuance of convertible loans	16,222	11,753
Payment of issuance costs of convertible loans	(1,004)
Proceeds from other loan		84
Net proceeds from issuance of long-term debt	25,631
Payment of issuance costs of long-term debt	(638)
Repayment of other loan	(84)
Proceeds from issuance of related party debt		10,060
Repayment of related party debt	(10,143)
Payment of deferred financing costs	(3,148)
Net cash provided by financing activities	26,836	23,250
Effect of exchange rate changes on cash	(101)	(208)
Net (decrease) increase in cash	(5,810)	4,763
Cash at beginning of period	14,421	1,295
Cash at end of period	8,611	6,058
Non-cash financing activities
Property and equipment purchases in accounts payable	40
Advanced subscription agreements converted into ordinary shares	14,750
Deferred offering costs included in accounts payable and accrued expenses	5,392
Convertible note issued through settlement of accounts payable and recognition of prepaid revenue share costs	4,714
Supplemental cash flow information
Interest paid	$ 863	$ 524